Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,616,164	$ 235,061	¥ 1,891,131
Prepaid expenses and other assets	221,793	32,259	145,699
Investment in and advances to subsidiaries	81,000		6,000
Total assets	13,142,467	1,911,494	8,603,663
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	222,519	32,364	211,614
Total liabilities	7,156,729	1,040,903	4,921,475
Shareholders' equity :
Additional paid-in capital	5,896,017	857,540	5,951,044
Treasury stock	(332,121)	(48,305)
Non-controlling Interest	61,856	8,997	60,021
Statutory reserves	256,006	37,235	55,090
Accumulated other comprehensive income	58,210	8,466	14,917
Retained earnings (accumulated deficit)	45,668	6,643	(2,398,984)
Total shareholders' equity	5,985,738	870,591	3,682,188		¥ (438,423)	¥ (317,393)
Total liabilities and shareholders' equity	13,142,467	1,911,494	8,603,663
Parent Company [Member]
Assets
Cash and cash equivalents	461,054	67,058	934,758	$ 135,955	¥ 3,420	¥ 3,380
Prepaid expenses and other assets	4,798	698	10,350
Investment in and advances to subsidiaries	5,476,363	796,504	2,687,270
Total assets	5,942,215	864,260	3,632,378
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	18,333	2,666	10,211
Total liabilities	18,333	2,666	10,211
Shareholders' equity :
Additional paid-in capital	5,896,017	857,540	5,951,044
Treasury stock	(332,121)	(48,305)
Non-controlling Interest	0	0	0
Statutory reserves	256,006	37,235	55,090
Accumulated other comprehensive income	58,210	8,466	14,917
Retained earnings (accumulated deficit)	45,668	6,643	(2,398,984)
Total shareholders' equity	5,923,882	861,594	3,622,167
Total liabilities and shareholders' equity	5,942,215	864,260	3,632,378
Class A Ordinary Shares [Member]
Shareholders' equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 842,071,169 and 874,071,169 issued as of December 31, 2017 and 2018; 842,071,169 and 827,770,169 outstanding as of December 31, 2017 and 2018)	58	8	56
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 842,071,169 and 874,071,169 issued as of December 31, 2017 and 2018; 842,071,169 and 827,770,169 outstanding as of December 31, 2017 and 2018)	58	8	56
Class B Ordinary Shares [Member]
Shareholders' equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 842,071,169 and 874,071,169 issued as of December 31, 2017 and 2018; 842,071,169 and 827,770,169 outstanding as of December 31, 2017 and 2018)	44	7	44
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 842,071,169 and 874,071,169 issued as of December 31, 2017 and 2018; 842,071,169 and 827,770,169 outstanding as of December 31, 2017 and 2018)	¥ 44	$ 7	¥ 44